Disposal of a subsidiary - Disclosure of net cash inflow arising on disposal of a subsidiary (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from losing control of subsidiaries or other businesses		$ 37,764	$ 0	$ 0
ACT Genomics Holdings Company Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration	$ 39,873
Less: cash and cash equivalents disposed of	(2,109)
Cash flows from losing control of subsidiaries or other businesses	$ 37,764